Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carryforwards	$ 26,402	$ 4,671
Accrued payroll expenses	7,048	4,644
Deferred revenue	6,184	5,592
Other	13	23
Deferred tax assets	39,647	14,930
Less: valuation allowance	(14,999)	(4,476)
Total deferred tax assets	24,648	10,454
Deferred tax liabilities:
Depreciation and amortization	(958)	(1,125)
Deferred expenses	(12,309)	(2,024)
Deferred expenses	(32)
Total deferred tax liabilities	(13,299)	(3,149)
Net deferred tax assets	$ 11,349	$ 7,305